SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Potential dilutive securities outstanding	5,640,002	7,440,002	7,440,002	18,489,427
Warrant [Member]
Potential dilutive securities outstanding	0	1,800,000	1,800,000	1,800,000
Preferred Stock [Member]
Potential dilutive securities outstanding	5,640,002	5,640,002	5,640,002	6,493,336
Convertible Debt [Member]
Potential dilutive securities outstanding			0	10,196,091